UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21275

Turnaround Investment Trust

(Exact name of registrant as specified in charter)

Post Office Box 1746, La Quinta, CA  92247

(Address of principal executive offices) (Zip code)

A. Vason Hamrick

116 S. Franklin Street, P. O. Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last Day of February

Date of reporting period: November 30, 2007

Item 1. Schedule OF InVESTMENTS

THE TURNAROUND FUND™

Schedule of Investments
(Unaudited)

As of November 30, 2007
		Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 83.97%				CALL OPTIONS PURCHASED - 7.78% (Note 2)

Apparel - 4.62%				* Blockbuster Inc., 01/16/2010
*	Hanesbrands, Inc.	8,500	$ 239,955	Strike $5.00	2,000	$ 1,950
				*	Circuit City Stores, Inc., 01/16/2010
Commercial Services - 3.62%				Strike $7.50	100,000	227,500
	Moody's Corporation	5,000	188,300	* Office Depot, Inc., 01/16/2010
				Strike $17.50	12,000	61,800
E - Commerce/Products - 20.07%				*	Overstock.com,Inc., 01/16/2010
*	Overstock.com, Inc.	45,000	1,042,650	Strike $25.00	10,000	65,000
				*	The Home Depot, Inc., 01/17/2009
Internet Content-Entertainment - 3.56%				Strike $35.00	25,000	48,250
*	Netflix Inc.	8,000	184,800
				Total Call Options Purchased
Machinery - Diversified - 24.02%				(Cost $517,135)		404,500
*	Tecumseh Products
	Company - Cl. A	52,500	1,247,925	INVESTMENT COMPANY - 0.60%
				Evergreen Institutional Money Market Fund, 4.89%
Metal Fabricate/Hardware - 3.85%				(Cost $30,918)	30,918	30,918
	Mueller Water Products, Inc.	20,000	200,200
				Total Investments (Cost $4,855,767) - 92.35%		$ 4,798,367
Retail - 21.11%				Other Assets less Liabilities - 7.65%		397,385
	Borders Group, Inc.	18,500	231,435
*	Carmax, Inc.	10,500	240,135	Net Assets - 100.00%		$ 5,195,752
*	Office Depot, Inc.	10,000	171,400
*	Pier 1 Imports, Inc.	50,000	206,000	*	Non-income producing investment.
*	Sears Holdings Corporation	2,350	247,949
			1,096,919
Telecommunications - 3.12%
IDT Corporation - Cl. B		20,000	162,200	Summary of Investments by Industry
					% of Net Assets	Market
Total Common Stocks (Cost $4,307,714)			4,362,949	Industry		Value
				Apparel	4.62%	$ 239,955
				Commercial Services	3.62%	188,300
				E - Commerce/Products	21.32%	1,107,650
				Internet Content-Entertainment	3.56%	184,800
				Investment Company	0.60%	30,918
				Machinery - Diversified	24.02%	1,247,925
				Metal Fabricate/Hardware	3.85%	200,200
				Retail	27.64%	1,436,419
				Telecommunications	3.12%	162,200
				Total	92.35%	$ 4.798,367

				(Continued)

THE TURNAROUND FUND™

Schedule of Investments
(Unaudited)

As of November 30, 2007

Aggregate cost for federal income tax purposes is $4,913,307. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:		Note 2 - Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Aggregate gross unrealized appreciation	$ 597,678
Aggregate gross unrealized depreciation	(712,618)

Net unrealized appreciation	$ (114,940)

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust

By: (Signature and Title)	/s/ Arne T. Alsin

Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Arne T. Alsin

Arne T. Alsin

Trustee, Chairman, President and

Principal Executive Officer

Turnaround Investment Trust

Date: January 17, 2008

By: (Signature and Title)	/s/ Glenn D. Surowiec

Glenn D. Surowiec

Treasurer and Principal Financial Officer

Turnaround Investment Trust

Date: January 22, 2008